Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)

The components of income tax expense for the years ended December 31, 2015, 2014 and 2013 are as follows (in thousands):

	2015	2014	2013
Current
Federal	$253	$—	$—
State	183	—	—
Total current	436	—	—

Deferred
Federal	—	—	—
State	—	—	—
Total deferred	—	—	—
Total income tax expense	$436	$—	$—

Components of deferred income tax assets and liabilities

Significant components of deferred income tax assets and liabilities as of December 31, 2015 and 2014 are as follows (in thousands):

	2015	2014
Deferred income tax assets:
Tax over book basis of land inventory	$15,338	$15,085
Unrecoverable land development costs	5,321	6,222
Executive incentive compensation	2,112	1,338
Net operating loss carryforward	56,768	61,128
Impairment charges	53,103	55,529
Other	4,745	4,061
Total deferred income tax assets	137,387	143,363
Valuation allowance for deferred tax assets	(124,525)	(129,862)
Net deferred income tax assets	12,862	13,501

Deferred income tax liabilities:
State tax effect of deferred tax assets	(3,139)	(3,412)
Book over tax income recognized on sale of the Ocala Property	(7,094)	(7,751)
Tax over book on 4.50% Convertible Notes	(857)	(960)
Book over tax basis of depreciable assets	(1,772)	(1,378)
Total deferred income tax liabilities	(12,862)	(13,501)
Net deferred income tax liabilities	$—	$—

Reconciliation of income tax expense (benefit)

A reconciliation of income tax expense (benefit) to the expected income tax expense (benefit) at the federal statutory rate of 35% for each of the years ended December 31, 2015, 2014 and 2013 is as follows (in thousands):

	2015	2014	2013
Income tax (benefit) expense computed at statutory rate	$4,320	$(522)	$(3,317)
State income tax (benefit) expense, net of federal benefit	1,452	823	(385)
Change in valuation allowance on deferred tax assets	(5,336)	(370)	3,699
Other	—	69	3
Income tax expense	$436	$—	$—